Schedule of income tax and social contribution reconciliation (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Tax And Social Contribution Reconciliation
Profit (loss) before income taxes		R$ 17,961,023	R$ (9,683,784)	R$ (4,603,068)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		(6,106,748)	3,292,487	1,565,043
Permanent adjustments to the IR and CSL calculation basis
Income taxes on equity in results of investees		1,578	6,595	3,469
Thin capitalization	[1]	(6,628)	(695,741)	(221,337)
Tax benefits (Sudene and PAT)	[2]	137,338
Exclusion of inflation adjustement by Selic on undue tax payments from taxable income		501,382
Effect of the refund of Braskem America´s tax benefit			(737,841)
Effect from the retrospective tax rate on bonus depreciation of Braskem America	[3]		334,460
Different jurisdictional taxes rates for companies abroad and tax basis	[4]	1,939,882	994,811	293,647
Fine in leniency agreement				(25,390)
Taxes on dividends distribution		(265,454)	(131,240)
Other permanent adjustments		(200,753)	(395,053)	347,238
Effect of income taxes on results of operations		(3,999,403)	2,668,478	1,962,670
Current income taxes
Current year		(3,834,437)	(52,830)	(251,641)
Changes in estimates related to prior years				22,696
Total current expenses		(3,834,437)	(52,830)	(228,945)
Deferred income taxes
Origination and reversal of temporary differences		(246,294)	2,677,328	2,062,501
Tax losses (IR) and negative base (CSL)		81,328		129,114
deductible temporary differences			43,980
Total Deferred income taxes		(164,966)	2,721,308	2,191,615
Total		R$ (3,999,403)	R$ 2,668,478	R$ 1,962,670
Effective rate		22.30%	27.60%	42.60%

[1]	Includes the amount from the adjustment of interest rates in financial operations with subsidiaries in accordance with sub-capitalization tax rules.
[2]	SUDENE is a tax benefits granted by the Brazilian Government to the companies. The tax benefit granted by the Northeast Development Department (“SUDENE”) is calculated based on the profit from exploration of the incentivized activity, with a period of utilization of 10 years. The Worker's Food Program (“PAT”) is a tax incentive program to companies that provide food to workers based on criteria established by the Ministry of Labor.
[3]	Considering Universal Basis Taxation (“TBU”), the tax refund provided by U.S. Government affects the tax calculation of Braskem arising from the offsetting of Income Tax and Social Contribution Tax in the years of use of the bonus depreciation benefit.
[4]	Besides the differences on tax basis calculation, it includes the impact from the difference between Brazilian tax rate (34%) and the tax rates in countries where the subsidiaries abroad are located, as follows: